State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments
September 30, 2024 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 98.3%
ASSET BACKED COMMERCIAL PAPER — 12.4%
Alinghi Funding Co. LLC 5.36%, 1/9/2025 (a)	$5,000,000	$4,935,182
Aquitaine Funding Co. LLC 5.37%, 10/1/2024 (a)	7,500,000	7,498,987
Armada Funding Co. LLC 4.83%, 12/20/2024 (a)	5,000,000	4,946,433
Barclays Bank PLC 5.22%, 1/17/2025 (a)	5,000,000	4,930,065
Barclays Bank PLC 5.35%, 10/3/2024 (a)	1,750,000	1,749,294
Britannia Funding Co. LLC 5.03%, 1/14/2025 (a)	2,250,000	2,219,083
Britannia Funding Co. LLC 5.20%, 11/22/2024 (a)	5,000,000	4,964,586
Britannia Funding Co. LLC 5.32%, 11/1/2024 (a)	5,000,000	4,978,338
Cancara Asset Securitisation LLC 5.31%, 10/29/2024	5,000,000	4,980,458
Collateralized Commercial Paper FLEX Co. LLC SOFR + 0.32%, 5.16%, 6/9/2025 (a),(b)	5,000,000	5,000,009
Collateralized Commercial Paper V Co. LLC 5.59%, 3/3/2025	5,000,000	5,018,200
Ionic Funding LLC 4.97%, 10/25/2024	10,000,000	9,966,127
Ionic Funding LLC 5.37%, 10/3/2024	5,000,000	4,997,973
Liberty Street Funding LLC 4.61%, 1/23/2025 (a)	5,000,000	4,926,741
Liberty Street Funding LLC 5.31%, 10/29/2024 (a)	5,000,000	4,980,467
Liberty Street Funding LLC 5.37%, 11/6/2024 (a)	1,000,000	995,037
Liberty Street Funding LLC 5.38%, 10/1/2024 (a)	5,000,000	4,999,329
Podium Funding Trust SOFR + 0.23%, 5.07%, 11/20/2024 (b)	10,000,000	10,001,296
		92,087,605
CERTIFICATES OF DEPOSIT — 29.7%
Bank of America NA SOFR + 0.23%, 5.06%, 11/15/2024 (b)	5,000,000	5,000,731
Bank of America NA 5.09%, 7/31/2025	5,000,000	5,032,567
Bank of America NA SOFR + 0.28%, 5.11%, 6/16/2025 (b)	2,500,000	2,499,942
Bank of Montreal SOFR + 0.47%, 5.31%, 12/18/2024 (b)	5,000,000	5,003,493
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Barclays Bank PLC SOFR + 0.38%, 5.21%, 2/12/2025 (b)	$5,000,000	$5,003,374
BNP Paribas SA SOFR + 0.25%, 5.09%, 12/11/2024 (b)	5,000,000	5,001,524
Canadian Imperial Bank of Commerce SOFR + 0.35%, 5.19%, 9/25/2025 (b)	4,000,000	3,999,820
Canadian Imperial Bank of Commerce 5.36%, 4/7/2025	5,000,000	5,022,412
Canadian Imperial Bank of Commerce 5.40%, 3/19/2025	5,000,000	5,018,083
Canadian Imperial Bank of Commerce 5.50%, 12/6/2024	5,000,000	5,004,955
Citibank NA SOFR + 0.27%, 5.10%, 6/23/2025 (b)	2,900,000	2,899,858
Citibank NA SOFR + 0.34%, 5.17%, 9/19/2025 (b)	3,500,000	3,499,630
Credit Agricole Corporate & Investment Bank SA 4.80%, 3/11/2025	5,000,000	5,007,029
Credit Agricole Corporate & Investment Bank SA SOFR + 0.21%, 5.05%, 3/10/2025 (b)	5,000,000	5,000,786
Credit Agricole Corporate & Investment Bank SA SOFR + 0.25%, 5.09%, 11/8/2024 (b)	5,000,000	5,001,044
Landesbank Baden-Wuerttemberg 4.83%, 10/4/2024	10,000,000	9,999,971
Landesbank Baden-Wuerttemberg SOFR + 0.22%, 5.06%, 3/3/2025 (b)	5,000,000	5,000,507
Landesbank Baden-Wuerttemberg 5.46%, 10/1/2024	5,000,000	5,000,074
Lloyds Bank Corporate Markets PLC 5.92%, 11/4/2024	4,000,000	4,002,903
Mizuho Bank Ltd. SOFR + 0.22%, 5.05%, 1/15/2025 (b)	5,000,000	5,000,980
Mizuho Bank Ltd. SOFR + 0.23%, 5.06%, 2/10/2025 (b)	6,000,000	6,000,741
MUFG Bank Ltd. SOFR + 0.18%, 5.01%, 12/13/2024 (b)	5,000,000	5,000,498
MUFG Bank Ltd. SOFR + 0.34%, 5.17%, 2/27/2025 (b)	5,000,000	5,003,055
Natixis SA SOFR + 0.28%, 5.12%, 6/5/2025 (b)	7,500,000	7,501,321
Natixis SA 5.35%, 10/3/2024	5,000,000	5,000,142
Nordea Bank Abp SOFR + 0.20%, 5.04%, 2/21/2025 (b)	7,000,000	7,000,905
Nordea Bank Abp SOFR + 0.21%, 5.05%, 3/21/2025 (b)	5,000,000	5,000,581
Norinchukin Bank 4.83%, 10/4/2024	10,000,000	9,999,985
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Norinchukin Bank 5.48%, 10/1/2024	$5,000,000	$5,000,077
Oversea-Chinese Banking Corp. Ltd. SOFR + 0.20%, 5.03%, 3/3/2025 (b)	5,000,000	4,999,820
Royal Bank of Canada SOFR + 0.36%, 5.20%, 1/10/2025 (b)	5,000,000	5,003,161
Sumitomo Mitsui Banking Corp. SOFR + 0.23%, 5.07%, 3/10/2025 (b)	5,000,000	5,000,267
Sumitomo Mitsui Banking Corp. SOFR + 0.24%, 5.08%, 2/13/2025 (b)	10,000,000	10,001,728
Sumitomo Mitsui Trust Bank Ltd. SOFR + 0.22%, 5.06%, 11/14/2024 (b)	5,000,000	5,000,836
Svenska Handelsbanken AB SOFR + 0.21%, 5.04%, 2/24/2025 (b)	7,000,000	7,000,266
Svenska Handelsbanken AB SOFR + 0.22%, 5.05%, 12/13/2024 (b)	6,000,000	6,001,545
Swedbank AB 4.73%, 12/24/2024	5,000,000	5,000,365
Toronto-Dominion Bank SOFR + 0.26%, 5.09%, 2/21/2025 (b)	4,000,000	4,000,827
Toronto-Dominion Bank SOFR + 0.38%, 5.21%, 1/3/2025 (b)	2,000,000	2,001,520
Toronto-Dominion Bank SOFR + 0.38%, 5.21%, 1/6/2025 (b)	3,000,000	3,002,290
Toronto-Dominion Bank 5.50%, 2/10/2025	2,500,000	2,507,488
Toronto-Dominion Bank 5.55%, 4/17/2025	3,000,000	3,016,381
Wells Fargo Bank NA SOFR + 0.60%, 5.44%, 11/7/2024 (b)	5,000,000	5,002,649
		220,046,131
FINANCIAL COMPANY COMMERCIAL PAPER — 26.7%
Australia & New Zealand Banking Group Ltd. SOFR + 0.18%, 5.02%, 2/28/2025 (a),(b)	6,000,000	6,000,908
Australia & New Zealand Banking Group Ltd. 5.19%, 4/7/2025 (a)	5,000,000	4,885,894
Bank of Montreal SOFR + 0.26%, 5.10%, 2/13/2025 (b)	5,000,000	5,001,678
Bank of Montreal 5.23%, 11/13/2024	5,000,000	4,970,809
BPCE SA SOFR + 0.25%, 5.09%, 12/3/2024 (a),(b)	5,000,000	5,001,289
BPCE SA 5.26%, 1/23/2025 (a)	5,000,000	4,926,847
BPCE SA 5.36%, 1/2/2025 (a)	5,000,000	4,939,492
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Canadian Imperial Bank of Commerce SOFR + 0.35%, 5.19%, 9/25/2025 (a),(b)	$1,000,000	$999,955
Commonwealth Bank of Australia SOFR + 0.17%, 5.01%, 3/4/2025 (a),(b)	10,000,000	10,000,000
DBS Bank Ltd. 5.12%, 11/29/2024 (a)	7,500,000	7,441,000
DNB Bank ASA 4.93%, 5/1/2025 (a)	6,000,000	5,848,986
HSBC Bank PLC SOFR + 0.36%, 5.19%, 7/1/2025 (a),(b)	5,000,000	5,001,490
HSBC Bank PLC SOFR + 0.37%, 5.20%, 1/16/2025 (a),(b)	4,000,000	4,002,224
HSBC Bank PLC SOFR + 0.39%, 5.22%, 1/3/2025 (a),(b)	4,250,000	4,252,457
HSBC Bank PLC SOFR + 0.60%, 5.43%, 10/30/2024 (a),(b)	1,250,000	1,250,518
ING U.S. Funding LLC SOFR + 0.23%, 5.06%, 3/21/2025 (b)	2,560,000	2,560,362
ING U.S. Funding LLC SOFR + 0.28%, 5.11%, 5/22/2025 (b)	1,620,000	1,620,417
ING U.S. Funding LLC 5.15%, 11/15/2024	3,250,000	3,230,122
Landesbank Baden-Wuerttemberg 4.86%, 10/25/2024	10,000,000	9,966,231
Lloyds Bank Corporate Markets PLC 5.29%, 2/4/2025	1,500,000	1,476,059
Lloyds Bank PLC SOFR + 0.22%, 5.05%, 3/13/2025 (b)	5,000,000	5,000,646
Macquarie Bank Ltd. 4.46%, 3/24/2025 (a)	5,000,000	4,893,299
Macquarie Bank Ltd. SOFR + 0.20%, 5.03%, 4/2/2025 (a),(b)	7,500,000	7,500,000
National Australia Bank Ltd. SOFR + 0.20%, 5.04%, 11/1/2024 (a),(b)	7,000,000	7,000,642
National Australia Bank Ltd. SOFR + 0.25%, 5.09%, 4/2/2025 (a),(b)	5,000,000	5,001,441
National Australia Bank Ltd. SOFR + 0.26%, 5.10%, 2/14/2025 (a),(b)	1,000,000	1,000,352
National Australia Bank Ltd. SOFR + 0.28%, 5.12%, 6/20/2025 (a),(b)	5,000,000	5,001,441
Nordea Bank Abp SOFR + 0.15%, 4.99%, 12/30/2024 (a),(b)	4,000,000	4,000,395
Oversea-Chinese Banking Corp. Ltd. 5.33%, 11/27/2024 (a)	10,000,000	9,923,764
Royal Bank of Canada SOFR + 0.25%, 5.09%, 4/10/2025 (a),(b)	3,000,000	3,000,639
Skandinaviska Enskilda Banken AB SOFR + 0.21%, 5.04%, 2/24/2025 (a),(b)	5,000,000	5,000,648
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Skandinaviska Enskilda Banken AB SOFR + 0.22%, 5.05%, 12/16/2024 (a),(b)	$1,500,000	$1,500,316
Skandinaviska Enskilda Banken AB SOFR + 0.25%, 5.08%, 2/28/2025 (a),(b)	1,250,000	1,250,355
Skandinaviska Enskilda Banken AB SOFR + 0.25%, 5.08%, 4/3/2025 (a),(b)	5,000,000	5,001,368
Svenska Handelsbanken AB 5.34%, 12/2/2024 (a)	5,000,000	4,959,231
Swedbank AB SOFR + 0.21%, 5.04%, 12/2/2024 (a),(b)	6,000,000	6,001,042
Swedbank AB SOFR + 0.23%, 5.06%, 12/13/2024 (a),(b)	5,000,000	5,001,247
Swedbank AB SOFR + 0.24%, 5.07%, 11/26/2024 (a),(b)	3,000,000	3,000,619
United Overseas Bank Ltd. SOFR + 0.20%, 5.03%, 2/5/2025 (b)	5,000,000	5,000,346
United Overseas Bank Ltd. SOFR + 0.20%, 5.03%, 2/18/2025 (b)	7,000,000	6,999,779
United Overseas Bank Ltd. SOFR + 0.20%, 5.03%, 4/23/2025 (b)	5,000,000	4,999,416
Westpac Banking Corp. 5.10%, 1/29/2025 (a)	2,000,000	1,969,569
Westpac Banking Corp. SOFR + 0.27%, 5.11%, 3/10/2025 (a),(b)	2,000,000	2,000,945
		198,384,238
OTHER NOTES — 3.2%
Abu Dhabi International Bank 4.82%, 10/1/2024	3,888,000	3,888,000
ING Bank NV 4.84%, 10/4/2024	5,000,000	5,000,000
Mizuho Bank Ltd. 4.83%, 10/1/2024	5,000,000	5,000,000
Toyota Motor Credit Corp. SOFR + 0.50%, 5.34%, 12/9/2024 (b)	6,000,000	6,002,798
Toyota Motor Credit Corp. SOFR + 0.55%, 5.52%, 10/16/2024 (b)	4,000,000	4,000,798
		23,891,596
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 19.7%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/30/2024 (collateralized by U.S. Government Obligations, 0.215% – 8.500% due 03/01/2030 – 07/20/2073, valued at $26,559,389); expected proceeds $25,003,389 4.88%, 10/1/2024	25,000,000	25,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 09/30/2024 (collateralized by U.S. Government Obligations, 0.000% – 6.000% due 10/25/2031 – 07/20/2074, a U.S. Treasury Note, 4.000% due 02/15/2034, and a U.S. Treasury Strip, 0.000% due 02/15/2028, valued at $5,120,877); expected proceeds $5,000,679 4.89%, 10/1/2024	5,000,000	5,000,000
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2024 (collateralized by U.S. Government Obligations, 3.570% – 5.786% due 06/01/2030 – 12/01/2052, valued at $26,520,000); expected proceeds $26,003,532 4.89%, 10/1/2024	$26,000,000	$26,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2024 (collateralized by U.S. Government Obligation, 4.000% due 06/20/2053, valued at $20,400,001); expected proceeds $20,002,711 4.88%, 10/1/2024	20,000,000	20,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2024 (collateralized by U.S. Government Obligations, 2.770% – 5.000% due 03/01/2040 – 04/01/2054, valued at $51,000,001); expected proceeds $50,006,792 4.89%, 10/1/2024	50,000,000	50,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/30/2024 (collateralized by U.S. Government Obligation, 4.500% due 02/20/2045, valued at $20,400,000); expected proceeds $20,002,722 4.90%, 10/1/2024	20,000,000	20,000,000
		146,000,000
TREASURY REPURCHASE AGREEMENTS — 0.5%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/13/2024 (collateralized by U.S. Treasury Bonds, 2.875% – 4.375% due 02/15/2043 – 11/15/2043, valued at $4,080,097); expected proceeds $4,069,152 5.23%, 1/10/2025 (c)	4,000,000	4,000,000
OTHER REPURCHASE AGREEMENTS — 6.1%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/20/2024 (collateralized by various Common Stocks, and various Corporate Bonds, 2.375% – 3.950% due 05/22/2030 – 05/15/2043, valued at $5,399,948); expected proceeds $5,087,267 5.28%, 1/17/2025 (c)	5,000,000	5,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 09/20/2024 (collateralized by various Corporate Bonds, 1.375% – 5.930% due 01/13/2025 – 05/01/2060, valued at $2,100,457); expected proceeds $2,025,350 5.07%, 12/19/2024 (c)	2,000,000	2,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 09/30/2024 (collateralized by various Common Stocks, valued at $15,120,004); expected proceeds $14,001,937 4.98%, 10/1/2024	14,000,000	14,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 09/30/2024 (collateralized by various Corporate Bonds, 2.431% – 6.400% due 05/27/2025 – 12/15/2086, valued at $10,502,893); expected proceeds $10,001,367 4.92%, 10/1/2024	10,000,000	10,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/06/2024 (collateralized by various Common Stocks, valued at $5,400,007); expected proceeds $5,084,953 5.14%, 1/3/2025 (c)	5,000,000	5,000,000
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/13/2024 (collateralized by various Common Stocks, valued at $3,240,007); expected proceeds $3,051,864 5.23%, 1/10/2025 (c)	$3,000,000	$3,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/24/2024 (collateralized by various Common Stocks, valued at $3,240,009); expected proceeds $3,017,885 5.11%, 11/5/2024 (c)	3,000,000	3,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/27/2024 (collateralized by various Corporate Bonds, 3.250% – 5.791% due 05/15/2028 – 07/01/2049, valued at $3,450,059); expected proceeds $3,002,847 4.88%, 10/4/2024	3,000,000	3,000,000
		45,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $729,104,900)		729,409,570
TOTAL INVESTMENTS — 98.3% (Cost $729,104,900)		729,409,570
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.7%		12,402,820
NET ASSETS — 100.0%		$741,812,390
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 27.6% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $22,000,000 or 3.0% of net assets as of September 30, 2024.
Abbreviations:
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$729,409,570	$—	$729,409,570
TOTAL INVESTMENTS	$—	$729,409,570	$—	$729,409,570
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Schedule of Investments
September 30, 2024 (Unaudited)
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a “Trustee”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•      Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•      Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•      Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•      Level 1 – Unadjusted quoted prices in active markets for identical asset or liability;
•      Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•      Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments
September 30, 2024 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 98.5%
ASSET BACKED COMMERCIAL PAPER — 9.0%
Alinghi Funding Co. LLC 5.36%, 1/9/2025 (a)	$128,000,000	$126,340,667
Anglesea Funding LLC 4.84%, 10/1/2024 (a)	150,000,000	149,979,868
Antalis SA 4.85%, 10/1/2024 (a)	79,890,000	79,879,278
Barclays Bank PLC SOFR + 0.26%, 5.10%, 11/12/2024 (a),(b)	100,000,000	100,018,463
Barclays Bank PLC 5.32%, 1/6/2025 (a)	75,000,000	74,050,407
Bedford Row Funding Corp. SOFR + 0.24%, 5.08%, 4/7/2025 (b)	75,000,000	75,011,557
Britannia Funding Co. LLC 5.20%, 11/22/2024 (a)	90,700,000	90,057,585
Collateralized Commercial Paper FLEX Co. LLC SOFR + 0.32%, 5.16%, 6/9/2025 (a),(b)	75,000,000	75,000,127
Halkin Finance LLC 4.83%, 10/1/2024 (a)	100,000,000	99,986,579
Lexington Parker Capital Co. LLC 4.85%, 10/3/2024 (a)	75,000,000	74,969,786
Liberty Street Funding LLC 5.37%, 11/6/2024 (a)	100,000,000	99,503,686
		1,044,798,003
CERTIFICATES OF DEPOSIT — 26.4%
Bank of America NA SOFR + 0.23%, 5.06%, 11/15/2024 (b)	100,000,000	100,014,612
Bank of America NA SOFR + 0.28%, 5.11%, 6/16/2025 (b)	40,500,000	40,499,063
Bank of America NA 5.32%, 10/9/2024	70,000,000	70,004,936
Bank of Montreal SOFR + 0.28%, 5.12%, 1/21/2025 (b)	100,000,000	100,027,233
Bank of Nova Scotia SOFR + 0.38%, 5.22%, 1/3/2025 (b)	47,250,000	47,283,129
Barclays Bank PLC SOFR + 0.38%, 5.21%, 2/12/2025 (b)	75,000,000	75,050,605
BNP Paribas SA SOFR + 0.22%, 5.06%, 4/11/2025 (b)	50,000,000	50,001,623
Canadian Imperial Bank of Commerce SOFR + 0.35%, 5.19%, 9/25/2025 (b)	76,000,000	75,996,575
Canadian Imperial Bank of Commerce 5.50%, 12/6/2024	60,000,000	60,059,462
Canadian Imperial Bank of Commerce 5.80%, 11/12/2024	75,000,000	75,063,458
Citibank NA SOFR + 0.27%, 5.10%, 6/23/2025 (b)	53,950,000	53,947,364
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Citibank NA SOFR + 0.34%, 5.17%, 9/19/2025 (b)	$65,000,000	$64,993,126
Cooperatieve Rabobank UA SOFR + 0.28%, 5.12%, 6/16/2025 (b)	50,000,000	50,007,146
Credit Agricole Corporate & Investment Bank SA 4.80%, 3/11/2025	50,000,000	50,070,289
Credit Agricole Corporate & Investment Bank SA 4.83%, 10/3/2024	125,000,000	125,000,063
Credit Agricole Corporate & Investment Bank SA SOFR + 0.28%, 5.12%, 6/17/2025 (b)	44,000,000	44,001,142
Credit Industriel et Commercial SOFR + 0.21%, 5.05%, 2/12/2025 (b)	50,000,000	50,008,950
Credit Industriel et Commercial SOFR + 0.27%, 5.11%, 10/11/2024 (b)	40,000,000	40,002,269
Credit Industriel et Commercial 5.60%, 4/28/2025	50,000,000	50,309,383
Landesbank Baden-Wuerttemberg 4.83%, 10/2/2024	110,000,000	109,999,814
Landesbank Baden-Wuerttemberg 4.83%, 10/3/2024	200,000,000	199,999,528
Landesbank Baden-Wuerttemberg 4.83%, 10/4/2024	90,000,000	89,999,738
Mizuho Bank Ltd. SOFR + 0.23%, 5.06%, 2/10/2025 (b)	125,000,000	125,015,431
Mizuho Bank Ltd. SOFR + 0.24%, 5.07%, 11/4/2024 (b)	65,000,000	65,008,924
MUFG Bank Ltd. SOFR + 0.24%, 5.07%, 2/21/2025 (b)	125,000,000	125,028,089
Nordea Bank Abp SOFR + 0.21%, 5.05%, 3/21/2025 (b)	125,000,000	125,014,526
Norinchukin Bank 4.83%, 10/1/2024	95,000,000	94,999,982
Norinchukin Bank 4.83%, 10/3/2024	100,000,000	99,999,907
Norinchukin Bank 4.83%, 10/7/2024	150,000,000	150,000,000
Oversea-Chinese Banking Corp. Ltd. SOFR + 0.18%, 5.01%, 3/17/2025 (b)	50,000,000	49,994,310
Royal Bank of Canada SOFR + 0.36%, 5.20%, 1/10/2025 (b)	55,000,000	55,034,775
Sumitomo Mitsui Banking Corp. SOFR + 0.24%, 5.08%, 2/12/2025 (b)	125,000,000	125,022,367
Svenska Handelsbanken AB SOFR + 0.22%, 5.05%, 12/13/2024 (b)	124,000,000	124,031,930
Svenska Handelsbanken AB SOFR + 0.56%, 5.39%, 10/18/2024 (b)	40,000,000	40,009,401
Toronto-Dominion Bank SOFR + 0.38%, 5.21%, 1/3/2025 (b)	36,000,000	36,027,367
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Toronto-Dominion Bank SOFR + 0.38%, 5.21%, 1/6/2025 (b)	$40,000,000	$40,030,529
Toronto-Dominion Bank 5.55%, 4/17/2025	125,000,000	125,682,542
Wells Fargo Bank NA SOFR + 0.60%, 5.44%, 11/7/2024 (b)	50,000,000	50,026,491
		3,053,266,079
FINANCIAL COMPANY COMMERCIAL PAPER — 24.6%
Australia & New Zealand Banking Group Ltd. 5.24%, 4/14/2025 (a)	88,500,000	86,414,175
Bank of Montreal SOFR + 0.26%, 5.10%, 2/13/2025 (b)	100,000,000	100,033,566
BNG Bank NV 4.83%, 10/4/2024 (a)	121,000,000	120,935,851
BPCE SA 5.03%, 10/25/2024 (a)	50,000,000	49,833,044
BPCE SA SOFR + 0.25%, 5.09%, 12/3/2024 (a),(b)	100,000,000	100,025,780
Canadian Imperial Bank of Commerce 4.83%, 10/1/2024 (a)	100,000,000	99,986,585
Canadian Imperial Bank of Commerce SOFR + 0.35%, 5.19%, 9/25/2025 (a),(b)	24,000,000	23,998,919
HSBC Bank PLC SOFR + 0.37%, 5.20%, 1/16/2025 (a),(b)	54,500,000	54,530,309
HSBC Bank PLC SOFR + 0.39%, 5.22%, 1/3/2025 (a),(b)	64,500,000	64,537,286
HSBC Bank PLC SOFR + 0.53%, 5.36%, 11/26/2024 (a),(b)	25,000,000	25,015,058
HSBC Bank PLC SOFR + 0.60%, 5.43%, 10/30/2024 (a),(b)	24,750,000	24,760,263
ING U.S. Funding LLC SOFR + 0.23%, 5.06%, 3/21/2025 (b)	51,260,000	51,267,249
ING U.S. Funding LLC SOFR + 0.26%, 5.09%, 5/8/2025 (b)	100,000,000	100,011,668
ING U.S. Funding LLC SOFR + 0.28%, 5.11%, 5/22/2025 (b)	32,300,000	32,308,312
ING U.S. Funding LLC SOFR + 0.30%, 5.13%, 2/10/2025 (a),(b)	110,000,000	110,046,617
Lloyds Bank Corporate Markets PLC 5.29%, 2/4/2025	30,500,000	30,013,194
National Australia Bank Ltd. SOFR + 0.20%, 5.04%, 11/1/2024 (a),(b)	100,000,000	100,009,178
National Australia Bank Ltd. SOFR + 0.27%, 5.11%, 1/17/2025 (a),(b)	100,000,000	100,044,635
National Australia Bank Ltd. SOFR + 0.28%, 5.11%, 3/21/2025 (a),(b)	125,000,000	125,057,607
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
National Australia Bank Ltd. SOFR + 0.28%, 5.12%, 6/20/2025 (a),(b)	$119,000,000	$119,034,289
Oversea-Chinese Banking Corp. Ltd. SOFR + 0.20%, 5.04%, 2/19/2025 (a),(b)	100,000,000	100,017,909
Skandinaviska Enskilda Banken AB SOFR + 0.19%, 5.02%, 3/18/2025 (a),(b)	125,000,000	124,998,204
Skandinaviska Enskilda Banken AB SOFR + 0.22%, 5.05%, 12/16/2024 (a),(b)	50,000,000	50,011,621
Svenska Handelsbanken AB SOFR + 0.35%, 5.18%, 1/7/2025 (a),(b)	43,000,000	43,031,043
Svenska Handelsbanken AB 5.34%, 12/2/2024 (a)	100,000,000	99,184,622
Swedbank AB SOFR + 0.21%, 5.04%, 12/2/2024 (a),(b)	100,000,000	100,017,370
Swedbank AB SOFR + 0.21%, 5.04%, 2/13/2025 (b)	41,250,000	41,256,026
Swedbank AB SOFR + 0.23%, 5.06%, 12/13/2024 (a),(b)	100,000,000	100,024,932
Swedbank AB SOFR + 0.24%, 5.07%, 11/26/2024 (a),(b)	150,000,000	150,030,963
Toronto-Dominion Bank 5.01%, 2/12/2025 (a)	40,250,000	39,572,592
UBS AG SOFR + 0.27%, 5.10%, 4/21/2025 (a),(b)	50,000,000	50,005,166
United Overseas Bank Ltd. SOFR + 0.20%, 5.03%, 2/5/2025 (b)	120,000,000	120,008,296
United Overseas Bank Ltd. SOFR + 0.21%, 5.04%, 3/12/2025 (b)	105,000,000	105,009,330
Westpac Banking Corp. 5.00%, 2/6/2025 (a)	65,000,000	63,951,456
Westpac Banking Corp. SOFR + 0.28%, 5.12%, 6/4/2025 (a),(b)	50,000,000	50,018,755
Westpac Banking Corp. SOFR + 0.28%, 5.12%, 6/13/2025 (a),(b)	41,250,000	41,260,744
Westpac Banking Corp. 5.22%, 3/10/2025 (a)	50,000,000	49,017,982
		2,845,280,596
TREASURY DEBT — 3.9%
U.S. Treasury Bills 5.15%, 11/14/2024 (c)	75,000,000	74,574,414
U.S. Treasury Bills 5.17%, 11/21/2024 (c)	175,000,000	173,852,068
U.S. Treasury Bills 5.17%, 1/9/2025 (c)	44,800,000	44,167,822
U.S. Treasury Bills 5.18%, 11/21/2024 (c)	15,320,000	15,219,507
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
TREASURY DEBT – (continued)
U.S. Treasury Bills 5.18%, 1/9/2025 (c)	$55,100,000	$54,490,365
U.S. Treasury Bills 5.20%, 11/29/2024 (c)	84,680,000	84,030,846
		446,335,022
OTHER NOTES — 17.9%
Abu Dhabi International Bank 4.82%, 10/1/2024	25,480,000	25,480,000
Bank of America NA SOFR + 0.37%, 5.20%, 10/16/2025 (b)	140,000,000	140,004,026
Canadian Imperial Bank of Commerce 4.83%, 10/1/2024	200,000,000	200,000,000
DNB Bank ASA 4.82%, 10/1/2024	250,000,000	250,000,000
ING Bank NV 4.84%, 10/1/2024	50,000,000	50,000,000
ING Bank NV 4.84%, 10/3/2024	50,000,000	50,000,000
ING Bank NV 4.84%, 10/4/2024	50,000,000	50,000,000
KBC Bank NV 4.82%, 10/1/2024	100,000,000	100,000,000
Mizuho Bank Ltd. 4.83%, 10/1/2024	275,000,000	275,000,000
National Bank of Canada 4.83%, 10/1/2024	100,000,000	100,000,000
NRW Bank 4.83%, 10/4/2024	300,000,000	300,000,000
Royal Bank of Canada 4.83%, 10/1/2024	250,000,000	250,000,000
Svenska Handelsbanken AB 4.81%, 10/1/2024	150,000,000	150,000,000
Toyota Motor Credit Corp. SOFR + 0.50%, 5.34%, 12/9/2024 (b)	38,000,000	38,017,721
Toyota Motor Credit Corp. SOFR + 0.55%, 5.52%, 10/16/2024 (b)	100,000,000	100,019,955
		2,078,521,702
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 7.3%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/30/2024 (collateralized by U.S. Government Obligations, 0.000% – 4.685% due 01/01/2029 – 08/20/2069, valued at $75,629,571); expected proceeds $71,009,624 4.88%, 10/1/2024	71,000,000	71,000,000
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2024 (collateralized by U.S. Government Obligations, 0.000% – 21.121% due 06/20/2035 – 08/20/2068, a U.S. Treasury Inflation Index Note, 1.250% due 04/15/2028, and U.S. Treasury Notes, 1.000% – 4.125% due 06/30/2028 – 07/31/2028, valued at $308,905,983); expected proceeds $300,040,667 4.88%, 10/1/2024	$300,000,000	$300,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 09/30/2024 (collateralized by U.S. Government Obligation, 7.000% due 01/01/2054, valued at $51,000,001); expected proceeds $50,006,778 4.88%, 10/1/2024	50,000,000	50,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2024 (collateralized by U.S. Government Obligations, 2.380% – 7.464% due 01/01/2029 – 10/01/2054, valued at $438,600,001); expected proceeds $430,058,408 4.89%, 10/1/2024	430,000,000	430,000,000
		851,000,000
TREASURY REPURCHASE AGREEMENTS — 0.4%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/13/2024 (collateralized by U.S. Treasury Bonds, 2.875% – 4.375% due 02/15/2043 – 11/15/2043, valued at $51,000,004); expected proceeds $50,864,403 5.23%, 1/10/2025	50,000,000	50,000,000
OTHER REPURCHASE AGREEMENTS — 9.0%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/20/2024 (collateralized by various Common Stocks, valued at $43,200,000); expected proceeds $40,698,134 5.28%, 1/17/2025 (d)	40,000,000	40,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 09/20/2024 (collateralized by various Corporate Bonds, 1.250% – 8.000% due 11/10/2024 – 01/01/2099, valued at $45,657,164); expected proceeds $43,545,025 5.07%, 12/19/2024 (d)	43,000,000	43,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 09/30/2024 (collateralized by various Corporate Bonds, 1.018% – 8.750% due 05/01/2025 – 10/01/2118, valued at $169,969,817); expected proceeds $158,021,593 4.92%, 10/1/2024	158,000,000	158,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/06/2024 (collateralized by various Common Stocks, valued at $89,640,001); expected proceeds $84,410,216 5.14%, 1/3/2025 (d)	83,000,000	83,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/13/2024 (collateralized by various Common Stocks, valued at $113,400,001); expected proceeds $106,815,246 5.23%, 1/10/2025 (d)	105,000,000	105,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/20/2024 (collateralized by various Corporate Bonds, 2.550% – 8.000% due 04/17/2026 – 02/16/2055, valued at $52,500,044); expected proceeds $50,847,875 5.13%, 1/17/2025 (d)	50,000,000	50,000,000
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2024 (collateralized by various Common Stocks, and various Corporate Bonds, 4.203% – 5.834% due 04/26/2027 – 10/25/2033, valued at $34,524,108); expected proceeds $32,004,382 4.93%, 10/1/2024	$32,000,000	$32,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/24/2024 (collateralized by various Common Stocks, valued at $74,520,008); expected proceeds $69,411,355 5.11%, 11/5/2024 (d)	69,000,000	69,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/25/2024 (collateralized by various Corporate Bonds, 2.450% – 13.375% due 10/01/2024 – 01/01/2099, valued at $84,053,094); expected proceeds $75,071,167 4.88%, 10/2/2024	75,000,000	75,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/27/2024 (collateralized by various Corporate Bonds, 3.500% – 14.000% due 08/15/2025 – 01/01/2099, valued at $58,650,001); expected proceeds $51,048,393 4.88%, 10/4/2024	51,000,000	51,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/30/2024 (collateralized by various Corporate Bonds, 3.400% – 9.500% due 01/23/2025 – 01/01/2099, valued at $166,139,951); expected proceeds $155,020,968 4.87%, 10/1/2024	155,000,000	155,000,000
Agreement with Toronto Dominion Bank and Bank of New York Mellon (Tri-Party), dated 09/30/2024 (collateralized by various Corporate Bonds, 4.150% – 7.375% due 12/01/2029 – 01/15/2083, valued at $203,711,805); expected proceeds $179,024,364 4.90%, 10/1/2024	179,000,000	179,000,000
		1,040,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $11,405,229,490)		11,409,201,402
TOTAL INVESTMENTS — 98.5% (Cost $11,405,229,490)		11,409,201,402
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%		169,485,784
NET ASSETS — 100.0%		$11,578,687,186
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 27.9% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Rate shown is the discount rate at time of purchase.
(d)	Illiquid security. These securities represent $390,000,000 or 3.4% of net assets as of September 30, 2024.
Abbreviations:
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$11,409,201,402	$—	$11,409,201,402
TOTAL INVESTMENTS	$—	$11,409,201,402	$—	$11,409,201,402
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Notes to Schedule of Investments
September 30, 2024 (Unaudited)
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a “Trustee”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•      Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•      Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•      Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•      Level 1 – Unadjusted quoted prices in active markets for identical asset or liability;
•      Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•      Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.